Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Commitments

COMMITMENTS

c)       On September 14, 2014, the Company finalized an agreement with CardioComm Solutions Inc. (“CardioComm’) for the development of a customized software for the ECG.  The term of this agreement is the later of 5 years or completion of all services from the effective date of agreement, which is September 14, 2014.  Pursuant to this agreement, the Company paid CardioComm a non-refundable royalty advance of $224,775 (CAD 250,000), which was fully expensed during year ended December 31, 2014 as the Company is still under research and development phase. In addition, the Company has committed to pay $584,415 for design of a Windows Operating System ECG Management Software in accordance with an estimated payment schedules for the work performed.  During the three and six months ended June 30, 2016 and 2015, the Company paid $67,689 and $135,378 (2015: $72,864 and $145,728), respectively which were expensed and included in research and development expenses.

d)       On July 4, 2014, the Company entered into an operating lease contract for its office premises in Mississauga, Ontario for a one year term. The monthly lease payment was $3,910 which was increased to $7,931. The lease agreement also includes provisions of Cloud Hosting services at $2,737 per month and telephone and internet services at $1,173 per month.

e)       On January 8, 2016, the Company entered into a 40-month lease agreement for its office premises in California, USA. The monthly rent from the date of commencement to the 12th month is $16,530, from the 13th to the 24th month is $17,026, from the 25th to the 36th month is $17,536, and the final 3 months is $18,062.

COMMITMENTS

a)       On September 14, 2014, the Company finalized an agreement with CardioComm Solutions Inc. (“CardioComm’) for the development of a customized software for the ECG.  The term of this agreement is later of 5 years or completion of all services from the effective date of agreement, which is September 14, 2014.  Pursuant to this agreement, Biotricity paid CardioComm a non-refundable royalty advance of $224,775 (CAD 250,000), which was fully expensed during year ended December 31, 2014 as the Company is still under research and development phase. In addition, the Company has committed to pay $584,415 for design of a Windows Operating System ECG Management Software in accordance with an estimated payment schedules for the work performed.  During the years ended December 31, 2015 and 2014, Company paid $281,520 and $87,662, which were expensed and included in research and development expenses.

b)       On July 4, 2014, the Company entered into an operating lease contract for its office premises in Mississauga, Ontario for a one year term. The monthly lease payment was $3,910 which was increased to $7,931. The lease agreement also include provisions of Cloud Hosting services at $2,737 per month and telephone and internet services at $1,173 per month.